Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible notes payable, debt discounts	$ 125,389	$ 412,673
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	9,200,000	9,200,000	9,200,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	65,861,631	65,599,565	53,085,305
Common stock, shares outstanding	65,861,631	65,599,565	53,085,305
Subscriptions payable, shares		262,066	750,000
Series A Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares authorized	500,000	500,000	500,000
Temporary equity, shares issued	65,233	65,233	150,233
Temporary equity, shares outstanding	65,233	65,233	150,233
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Series B Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001	$ 0.001
Temporary equity, shares authorized	300,000	300,000	300,000
Temporary equity, shares issued	238,501	238,501	0
Temporary equity, shares outstanding	238,501	238,501	0